Shareholder Report, Holdings (Details)	Jun. 30, 2025
Class A | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class A | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class A | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class A | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class A | Apartment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class A | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class A | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class A | Office
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class A | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class A | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class A | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class A | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class C | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class C | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class C | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class C | Apartment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class C | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class C | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class C | Office
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class C | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class C | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class C | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class C | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class C | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class C | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class I | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class I | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class I | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class I | Apartment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class I | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class I | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class I | Office
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class I | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class I | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class I | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class I | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class I | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class L | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class L | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class L | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class L | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class L | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class L | Apartment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class L | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class L | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class L | Office
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class L | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class L | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Class L | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class L | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class L | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class L | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class L | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class L | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class L | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class L | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class L | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class L | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class L | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class R | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class R | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class R | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R | Apartment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class R | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class R | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class R | Office
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class R | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class R | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class R | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class R | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class R | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class R | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class R | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Class Z | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Class Z | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class Z | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Class Z | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class Z | Apartment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class Z | Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Class Z | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Class Z | Office
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class Z | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Class Z | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class Z | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Class Z | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class Z | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Z | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class Z | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Z | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Class Z | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%